Loss Per Share - Summary of Loss Per Share And weighted Average Shares (Detail) - USD ($) $ / shares in Units, $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss attributable to common shareholders - Basic and Diluted	$ (9,761)	$ (15,527)	$ (30,348)	$ (40,207)
Basic and diluted weighted average common shares outstanding	1,812,601	2,983,170	1,873,423	1,829,947
Net loss per share attributable to common shareholders: Basic and diluted	$ (5.38)	$ (5.20)	$ (16.20)	$ (21.97)